Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Commitments and contingencies
25. Commitments and contingencies

Contingent consideration and contingent value rights

See Note 6, Business combinations and asset acquisitions, in relation to contingent consideration and contingent value rights as a result of the acquisition of Amryt GmbH and Aegerion.

License Agreements

In connection with metreleptin, the Group has license agreements for the exclusive license and patents for the use of metreleptin to develop, manufacture and commercialize a preparation containing metreleptin. Under the license agreements the Group is required to make royalty payments on net sales on a country-by-country basis. During the year ended December 31, 2021, following the Aegerion acquisition on September 24, 2019, the Group recorded aggregate royalty expenses to third parties of US$23,905,000 (2020: US$20,492,000: 2019: US$5,104,000).

The Group holds a license agreement for the exclusive, worldwide license of certain know-how and a range of patent rights applicable to lomitapide. The Group is obligated to use commercially reasonable efforts to develop, commercialize, market and sell at least one product covered by the licensed patent right, such as lomitapide. Additionally, the Group is required to make royalty payments on net sales of products. During the year ended December 31, 2021, following the Aegerion acquisition on September 24, 2019, the Group recorded aggregate royalty expenses to third parties of US$1,992,000 (2020: US$2,026,000: 2019: US$803,000).

As part of consideration for the acquisition of Amryt GmbH, royalty payments payable to the sellers are as follows: (a) 9% of (i) net ex-factory sales, and (ii) net revenues in either case relating to Oleogel-S10; and (b) 6% of: (i) net ex-factory sales; and (ii) net revenues relating to other betulin products, with the relevant royalty periods essentially being ten years from first commercial sale of the relevant product (other than in respect of Imlan).

The Group entered into a license agreement for the exclusive, worldwide license to the patent rights for a novel polymer-based topical gene therapy delivery platform for potential use in the treatment of rare genetic diseases. The first product candidate utilizing this platform, AP103, is currently in preclinical development for the treatment of recessive dystrophic EB, a subset of severe EB. Under the license agreement Amryt is required to pay milestone payments and, upon the sale of product, royalty payments on net sales of products.

The Group entered into a license agreement for the non-exclusive, worldwide license to the patent rights for the design and development of gene coded therapy vectors and methods for making such vectors, in order for Amryt to develop and commercialize its genetic encoded therapies relating to AP103. Under this agreement Amryt is required to make milestone payments and royalty payments on net sales of products.

The Group is party to a license agreement for the exclusive license of certain know-how and a range of patent rights in order for Amryt to develop and commercialize its genetic encoded therapies relating to AP104. Under this agreement Amryt is required to make royalty payments on net sales of products.

Legal matters

Prior to the acquisition of Aegerion by Amryt, Aegerion entered into settlement agreements with governmental entities including the Department of Justice (‘‘DOJ’’) and the FDA in connection with Juxtapid investigations. The settlement agreements require Aegerion to pay specified fines and engage in regulatory compliance efforts. Subsequent to the acquisition, Aegerion made US$23,036,000 of settlement payments, including interest. The settlements have been paid in full with the last payment completed in Q1 2021. As at December 31, 2021, there is no DOJ liability outstanding. The remaining liability outstanding as at December 31, 2020, of US$3,976,000 was included in current provisions and other liabilities.

Other matters

The Group recognizes a liability for legal contingencies when it believes that it is both probable that a liability has been incurred and that it can reasonably estimate the amount of the loss. The Group reviews these accruals and adjusts them to reflect ongoing negotiations, settlements, rulings, advice of legal counsel and other relevant information. To the extent new information is obtained and the Group’s views on the probable outcomes of claims, suits, assessments, investigations or legal proceedings change, changes in the Group’s liability accrual would be recorded in the period in which such determination is made. At December 31, 2021, the Group had recognized liabilities of US$6,000,000 in relation to ongoing legal matters (2020: US$6,000,000). At December 31, 2020, the Group also had recognized a non-current liability of US$21,382,000 for revenue rebates due on metreleptin sales in a country in the EMEA region following on from agreeing a reimbursement price with the government authorities. The reimbursement agreement, which was agreed in March 2021, results in a one-off revenue rebate payment on sales up to the date of approval. The one-off payment is due to be paid to the authorities in July 2022 and this is included within accrued expenses, see Note 21, Trade and other payables.

Lease commitments

The Group had no finance lease commitments in 2021 (2020: nil). See Note 24, Fair value measurement and financial risk management for details on operating lease commitments.